Greenspring Fund, Incorporated
SCHEDULE OF INVESTMENTS at March 31, 2022 (Unaudited)

	Shares/Units	Value
COMMON STOCKS: 83.3%
Apparel & Textiles: 1.9%
Levi Strauss & Co.	155,533	$3,073,332
Beverages - Soft: 0.3%
The Coca-Cola Company	8,046	498,852
Building Products: 1.3%
Owens Corning	22,525	2,061,038
Business Software & Services: 2.0%
Amdocs Limited#	19,629	1,613,700
Dun & Bradstreet Holdings, Inc.*	89,285	1,564,273
		3,177,973
Chemicals: 3.2%
DuPont de Nemours, Inc.	49,196	3,619,842
The Sherwin-Williams Company	6,102	1,523,181
		5,143,023
Commercial Banks & Thrifts: 7.1%
American National Bankshares, Inc.	35,987	1,355,990
OceanFirst Financial Corp.	47,753	959,835
Primis Financial Corp.	353,547	4,942,587
Prudential Bancorp, Inc.	6,225	102,464
Shore Bancshares, Inc.	122,477	2,508,329
Western New England Bancorp, Inc.	7,458	66,675
WSFS Financial Corporation	33,726	1,572,306
		11,508,186
Commercial Services & Supplies: 2.9%
Johnson Controls International plc#	71,685	4,700,385
Computer Communications: 3.1%
Cisco Systems, Inc.	89,792	5,006,802
Electrical Equipment & Instruments: 1.4%
Emerson Electric Co.	15,325	1,502,616
nVent Electric plc#	20,000	695,600
		2,198,216
Engineering & Construction: 5.3%
EMCOR Group, Inc.	33,710	3,796,757
MYR Group, Inc.*	51,291	4,823,406
		8,620,163
Exploration & Production: 1.9%
EOG Resources, Inc.	25,226	3,007,696
Healthcare Equipment & Supplies: 3.4%
Abbott Laboratories	10,500	1,242,780
Medtronic plc#	38,211	4,239,510
		5,482,290
Information Technology Services: 8.8%
KBR, Inc.	186,585	10,211,797
Visa, Inc. - Class A	18,169	4,029,339
		14,241,136
Insurance: 3.5%
Chubb Limited#	11,684	2,499,208
W.R. Berkley Corp.	47,610	3,170,350
		5,669,558
Internet Retail: 2.4%
Amazon.com, Inc.*	1,210	3,944,540
Investment Company: 4.2%
26 Capital Acquisition Corp. - Class A*	6,000	59,280
Accelerate Acquisition Corp. - Class A*	2,532	24,712
Adara Acquisition Corp. – Class A*	19,870	196,316
Adit EdTech Acquisition Corp. – Class A*	12,388	122,393
AF Acquisition Corp. - Class A*	5,800	56,550
Agile Growth Corp. - Class A*#	10,050	97,988
Apollo Strategic Growth Capital II*#	5,000	49,500
Athlon Acquisition Corp. – Class A*	1,500	14,700
Authentic Equity Acquisition Corp. - Class A*#	4,250	41,650
B. Riley Principal 250 Merger Corp. - Class A*	28,384	276,744
BYTE Acquisition Corp. – Class A*#	5,000	48,850
Catalyst Partners Acquisition Corp. - Class A*#	600	5,838
Clarim Acquisition Corp.*	1,000	9,860
Colombier Acquisition Corp. - Class A*	11,105	107,385
Crown PropTech Acquisitions - Class A*#	5,800	57,304
Edify Acquisition Corp. - Class A*	1,350	13,237
EG Acquisition Corp. - Class A*	7,351	71,599
Empowerment & Inclusion Capital I Corp. - Class A*	4,796	47,049
EQ Health Acquisition Corp.*	5,000	49,575
EQ Health Acquisition Corp. - Class A*	4,015	39,347
European Biotech Acquisition Corp. - Class A*#	300	2,930
Evo Acquisition Corp.*	1,000	9,890
Fast Acquisition Corp. - Class A*	48,152	485,372
Fintech Evolution Acquisition Group - Class A*#	2,200	21,560
Flame Acquisition Corp. - Class A*	58,990	575,152
G Squared Ascend II, Inc. - Class A*#	16,927	166,223
GigInternational 1, Inc.*	16,303	162,867
Glass Houses Acquisition Corp. - Class A*	13,623	132,960
Glenfarne Merger Corp. - Class A*	540	5,270
Goal Acquisitions Corp. - Class A*	42,096	410,857
Golden Arrow Merger Corp. - Class A*	11,002	107,490
Golden Falcon Acquisition Corp. - Class A*	9,300	91,233
Healthcare Services Acquisition Corp. - Class A*	23,301	228,350
Jack Creek Investment Corp. - Class A*#	8,840	86,720
Kadem Sustainable Impact Corp. - Class A*	38,674	376,685
Kernel Group Holdings, Inc. - Class A*#	100	981
Leo Holdings Corp. II - Class A*#	2,500	24,500
Levere Holdings Corp. - Class A*#	3,427	33,516
Live Oak Mobility Acquisition Corp.*	5,000	49,450
Logistics Innovation Technologies Corp. - Class A*	6,589	64,309
M3-Brigade Acquisition II Corp. - Class A*	7,410	72,396
Macondray Capital Acquisition Corp. I - Class A*#	31,101	307,589
Marlin Technology Corp. - Class A*#	2,000	19,640
Mason Industrial Technology, Inc. - Class A*	500	4,885
Moringa Acquisition Corp. - Class A*#	4,042	39,531
Newbury Street Acquisition Corp.*	2,242	21,859
Noble Rock Acquisition Corp.*#	5,000	49,200
OmniLit Acquisition Corp.*	9,000	90,180
One Equity Partners Open Water Corp. I - Class A*	3,600	35,208
Osiris Acquisition Corp. - Class A*	44,942	436,836
Oyster Enterprises Acquisition Corp. - Class A*	20,000	195,800
Periphas Capital Partnering Corp. - Class A*	15,008	368,146
Post Holdings Partnering Corp. - Class A*	18,272	178,700
Skydeck Acquisition Corp. - Class A*#	4,600	44,758
SportsTek Acquisition Corp. - Class A*	2,100	20,517
Tailwind International Acquisition Corp.*#	1,000	9,850
Tastemaker Acquisition Corp. - Class A*	39,237	388,054
Tech and Energy Transition Corp. - Class A*	500	4,882
Twin Ridge Capital Acquisition Corp. - Class A*#	500	4,895
Z-Work Acquisition Corp. - Class A*	5,067	49,505
		6,768,623
Lodging: 1.9%
Wyndham Hotels & Resorts, Inc.	37,107	3,142,592

Media & Entertainment: 8.7%
Alphabet, Inc. - Class C*	3,080	8,602,409
Ziff Davis, Inc.*	56,985	5,515,008
		14,117,417
Oil Refining & Marketing: 0.1%
Phillips 66	2,813	243,015
Pharmaceuticals: 1.0%
Johnson & Johnson	9,374	1,661,354
Real Estate Investment Trust: 2.2%
American Homes 4 Rent- Class A	52,619	2,106,339
Americold Realty Trust	50,316	1,402,810
Physicians Realty Trust	3,000	52,620
		3,561,769
Specialty Chemicals: 0.3%
International Flavors & Fragrances, Inc.	4,249	558,021
Specialty Insurance: 0.1%
Radian Group, Inc.	5,950	132,150
Transportation & Logistics: 3.4%
United Parcel Service, Inc. - Class B	25,751	5,522,559
Truck Dealerships: 0.9%
Rush Enterprises, Inc. - Class A	11,893	605,473
Rush Enterprises, Inc. - Class B	17,178	830,556
		1,436,029
Utilities: 1.2%
NextEra Energy, Inc.	22,241	1,884,035
Waste Management Services: 7.7%
Republic Services, Inc.	94,034	12,459,505
Wireless Telecommunication Services: 3.1%
T-Mobile USA, Inc.*	38,933	4,997,051
TOTAL COMMON STOCKS
(cost $72,142,557)		134,817,310

PREFERRED STOCKS: 1.4%
Oil & Gas Storage & Transportation: 1.4%
GasLog Partners LP, Series A, 8.625%#°	85,792	2,246,464
TOTAL PREFERRED STOCKS
(cost $1,705,781)		2,246,464

EXCHANGE TRADED FUNDS: 2.0%
Investment Company: 0.1%
SPAC & New Issue ETF	4,716	131,105
Renewable Energy: 1.9%
Invesco Solar ETF*	40,986	3,092,803
TOTAL EXCHANGE TRADED FUNDS
(cost $1,505,955)		3,223,908

WARRANTS: 0.0%
Investment Company: 0.0%
Oyster Enterprises Acquisition Corp.*
Expiration: December 2027,
Exercise Price: $11.50	10,000	2,371
TOTAL WARRANTS
(cost $5,025)		2,371

	Principal
CONVERTIBLE BONDS: 1.8%
Commercial Banks & Thrifts: 0.1%
Hope Bancorp, Inc., 2.000%, 5/15/38	$96,000	95,223
Consumer Finance: 0.4%
LendingTree, Inc., 0.500%, 7/15/25	787,000	648,291
Media & Entertainment: 0.7%
Ziff Davis, 1.750%, 11/1/26 144A	1,000,000	1,132,500
Software & Services: 0.6%
FireEye, Inc., 1.625%, 6/1/35	992,000	992,010
TOTAL CONVERTIBLE BONDS
(cost $2,597,933)		2,868,024

CORPORATE BONDS: 7.9%
Aerospace & Defense: 0.7%
TransDigm, Inc
6.375%, 6/15/26	1,091,000	1,102,237
7.500%, 3/15/27	44,000	45,508
		1,147,745
Auto Components: 0.3%
Dana Financing Luxembourg, 5.750%, 4/15/25# 144A	180,000	181,140
The Goodyear Tire & Rubber Co., 5.000%, 5/31/26	296,000	295,775
		476,915
Building Products: 0.2%
Griffon Corp., 5.750%, 3/1/28	369,000	355,406
Chemicals: 0.1%
The Scotts Miracle-Gro Company, 4.500%, 10/15/29	120,000	112,695
Consumer Finance: 0.4%
Credit Acceptance Corp.
5.125%, 12/31/24 144A	150,000	150,742
6.625%, 3/15/26	500,000	510,675
		661,417
Energy Midstream: 0.0%
New Fortress Energy, Inc., 6.750%, 9/15/25 144A	75,000	75,375

Food & Staples Retailing: 0.3%
The Fresh Market, Inc, 9.750%, 5/1/23 144A	245,000	240,712
Safeway, Inc., 7.450%, 9/15/27	273,000	300,943
		541,655
Healthcare Equipment & Supplies: 0.0%
Owens & Minor, Inc. 4.375%, 12/15/24	20,000	20,328

Healthcare Providers & Services: 0.3%
Encompass Health Corp., 5.750%, 9/15/25	243,000	247,561
Tenet Healthcare Corp., 4.625%, 7/15/24	250,000	251,436
		498,997
Household & Personal Products: 0.4%
Spectrum Brands, Inc., 5.750%, 7/15/25	614,000	626,372

Leisure: 0.1%
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp./Millennium Op., 6.500%, 10/1/28	80,000	81,493
Lodging: 0.1%
Marriott Ownership Resorts, Inc., 4.750%, 1/15/28	141,000	135,994

Machinery: 1.1%
EnPro Industries, Inc., 5.750%, 10/15/26	803,000	823,051
Welbilt, Inc., 9.500%, 2/15/24	931,000	949,434
		1,772,485
Media & Entertainment: 1.4%
Cinemark USA, Inc., 8.750%, 5/1/25 144A	500,000	523,748
iHeartCommunications, Inc., 8.375%, 5/1/27	1,661,000	1,721,211
		2,244,959
Metals & Mining: 0.5%
Cleveland-Cliffs, Inc., 5.875%, 6/1/27	752,000	775,162

Packaging & Containers: 0.2%
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.750%, 2/1/26	310,000	313,156
Real Estate Investment Trust: 0.2%
MPT Operating Partnership LP/MPT Finance Corp., 5.000%, 10/15/27	350,000	356,300
Retail: 0.3%
Signet U.K. Finance plc, 4.700%, 6/15/24#	510,000	507,493
Software & Services: 0.0%
NortonLifeLock, Inc., 5.000%, 4/15/25 144A	50,000	50,066
Technology Hardware & Equipment: 0.2%
CDW LLC/CDW Finance Corp., 3.250%, 2/15/29	290,000	266,819
Telecommunication Services: 0.2%
Level 3 Financing, Inc.
5.375%, 5/1/25	111,000	112,254
5.250%, 3/15/26	250,000	250,661
		362,915
Trading Companies & Distributors: 0.3%
United Rentals North America, Inc., 3.875%, 11/15/27	500,000	495,965
Utilities: 0.6%
NRG Energy, Inc.
6.625%, 1/15/27	164,000	169,379
5.750%, 1/15/28	718,000	730,852
		900,231
TOTAL CORPORATE BONDS
(cost $13,093,607)		12,779,943
	Shares
SHORT-TERM INVESTMENTS: 3.5%
Money Market Funds: 3.5%^
First American Treasury Obligations Fund, Class X, 0.219%º	5,726,546	5,726,546
TOTAL SHORT-TERM INVESTMENTS
(cost $5,726,546)		5,726,546
TOTAL INVESTMENTS IN SECURITIES
(cost $96,777,404): 99.9%		161,664,566
Other Assets and Liabilities 0.1%		158,772
NET ASSETS: 100.0%		$161,823,338

*	Non-income producing security.
#	U.S. security of foreign issuer.
144A
Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended, and may be sold only to "qualified institutional buyers."  These securities have been deemed to be liquid by the Fund's adviser under the supervision of the Board of Directors. As of March 31, 2022, the value of  these investments was $2,354,283 or 1.5% of total net assets.

^	Rate shown is the 7-day effective yield at March 31, 2022.
°	The coupon rate shown on variable rate securities represents the rate as of March 31, 2022.

Generally, the Fund’s investments are valued at market value. Equity securities traded on a principal stock exchange are valued at the last quoted sale price. Equity securities traded on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price (“NOCP”) provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern time, unless that price is outside the range of the “inside” bid and asked prices (the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. Equity securities that are not traded on a principal exchange or NASDAQ are valued at the last sale price in the over-the-counter market. In the absence of a last sale price or official closing price, or if there is no trading in a security on a business day, the security will be valued at the mean between its closing bid and asked prices obtained from sources Corbyn deems appropriate pursuant to policies and procedures approved by the Board.

Investments in mutual funds, including money market funds, are valued at the mutual fund’s closing NAV per share on the day of valuation. The prospectuses for such investment companies contain information on those investment companies’ valuation procedures and the effects of fair valuation.

Short-term debt instruments, including commercial paper or U.S. Treasury bills, having a maturity of 60 days or less may be valued at amortized cost, which approximates fair value. Amortized cost will not be used if its use would be inappropriate due to credit or other impairments of the issuer.

Debt securities, such as corporate or convertible bonds, including those having a maturity or an announced call within 60 days, are generally traded in the over-the-counter market. These securities are valued at prices obtained from an independent pricing service, which may consider the yield or price of bonds of similar quality, coupon, maturity and type, as well as prices supplied by dealers who make markets in such securities. In the absence of a price from a pricing service, or if a quotation does not appear to accurately reflect the current value of a security, debt securities are valued at the mean of the closing bid and asked prices from sources Corbyn deems appropriate pursuant to policies and procedures approved by the Board.

Any securities for which market quotations are not readily available, the above valuation procedures are not appropriate, or do not appear to accurately reflect the current value of the security, are valued at fair value as determined in good faith by Corbyn pursuant to policies and procedures approved by the Board..

In determining fair value, Corbyn, as directed by the Board, considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various input and valuation techniques used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the security, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the security, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the security, and which would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2022:

	Quoted Prices in Active Market	Significant Other Observable Inputs	Significant Unobservable Inputs	Carrying Value, at March 31, 2022
	Level 1	Level 2	Level 3	Total
Common Stocks*	$134,587,933	$229,377	$-	$134,817,310
Preferred Stocks*	2,246,464	-	-	2,246,464
Exchange Traded Funds*	3,223,908	-	-	3,223,908
Warrants*	2,371	-	-	2,371
Convertible Bonds*	-	2,868,024	-	2,868,024
Corporate Bonds*	-	12,779,943	-	12,779,943
Short-Term Investments	5,726,546	-	-	5,726,546
Total	$145,787,222	$15,877,344	$-	$161,664,566

* See Schedule of Investments for industry breakdown.

The Fund did not have any Level 3 securities during the period ended March 31, 2022.